Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) - Clean Earth Acquisitions Corp [Member] - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class A Redeemable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) [Line Items]
Weighted average shares outstanding Diluted	8,147,563	23,000,000		16,036,220	18,113,553	19,282,192
Net income (loss) per share Diluted	$ 0.07	$ 0.01		$ 0.23	$ 0.58	$ 0.60
Class A & Class B Non-redeemable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) [Line Items]
Weighted average shares outstanding Diluted	8,556,667	8,556,667		8,556,667	8,107,815
Net income (loss) per share Diluted	$ (0.07)	$ (0.04)		$ (0.06)	$ (1.40)